Commitments and contingencies - Employee benefit plan (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2024	Dec. 31, 2023
License Agreements
Minimum age of employee to cover under the plan	21 years
Employer matches vesting period	6 years
Percentage of employee contribution vested on their contribution	100.00%
Amount of discretionary matching contributions on employee deferrals		$ 0	$ 0
Maximum
License Agreements
Employee compensation deferred percentage	90.00%